Other current assets	12 Months Ended
Dec. 31, 2023
Other current assets [abstract]
Other current assets
18. Other current assets
(USD millions)	2023	2022

VAT receivable	462	509

Withholding tax recoverable	64	50

Prepaid expenses	764	911

Contingent consideration receivable [1]	65	43

Other receivables and current assets	1 252	958

Total other current assets	2 607	2 471

[1] Note 30 provides additional disclosures related to contingent consideration.